Accounts Receivables - Concessions (Details Narrative) - Concession Agreement [Member] - H P P G P S [Member] - Bonus From The Grant Of Concession Agreements Under The Quota System [Member]
R$ in Thousands
Jan. 05, 2016 BRL (R$)
IfrsStatementLineItems [Line Items]
Concession agreement term	30 years
Bonus paid	R$ 574,827